Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Post-employment benefits [Abstract]
Value of reimbursement rights and plan assets	The adjacent table provides a breakdown of the present value of the funded and unfunded DBO, the fair value of plan assets and the net position in Germany, the US and in other countries. The table also provides the value of reimbursement rights.
Philips Group
Post-employment benefits in millions of EUR

	Germany		United States		Other countries		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Present value of funded DBO	(499)	(531)		(416)	(209)	(205)	(708)	(1,152)
Present value of unfunded DBO	(224)	(242)	(117)	(131)	(131)	(134)	(472)	(507)
Total present value of DBO	(723)	(773)	(117)	(547)	(340)	(339)	(1,180)	(1,659)
Fair value of plan assets	472	496		465	190	189	662	1,150
Asset ceiling					(1)	(1)	(1)	(1)
Net position	(251)	(277)	(117)	(82)	(151)	(151)	(519)	(510)
Value of reimbursement rights					7	7	7	7
The asset allocation in the company’s DB plans as of December 31, 2025 and 2024, were:
Philips Group
Plan assets allocation in millions of EUR

	2025	2024
Assets quoted in active markets
- Debt securities	216	460
- Equity securities	12	12
- Other [1]	180	431

Assets not quoted in active markets
- Debt securities	1	-
- Equity securities	-	-
- Other ¹	253	247
Total assets	662	1,150
[1]Other assets are primarily composed of cash and cash equivalents, real estate, investment funds, and assets managed by insurance companies.

Classification net position	The classification of the net position is:
Philips Group
Classification net position in millions of EUR

	Germany		United States		Other countries		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Total asset for plans in a surplus	-	-	-	49	-	1	-	50
Total liability for plans in a deficit	(251)	(277)	(117)	(131)	(152)	(152)	(520)	(560)
Net position	(251)	(277)	(117)	(82)	(151)	(151)	(519)	(510)

Pre-tax costs for post-employment benefits	Philips Group
Pre-tax costs for post-employment benefits in millions of EUR

	2025	2024	2023
Defined benefit plans	71	43	47
- included in income from operations	54	23	25
- included in financial expense	17	20	21
- included in Discontinued operations	-	-	-
Defined contribution plans	317	365	376
- included in income from operations	317	365	376
- included in Discontinued operations	-	-	-
Post-employment benefits costs	388	408	423

Defined benefit obligations	Philips Group
Defined benefit obligations in millions of EUR

	2025	2024
Balance as of January 1	1,659	1,605
Service cost	31	29
Interest cost	52	65
Employee contributions	4	4
Actuarial (gains) / losses
- demographic assumptions	(1)	-
- financial assumptions	(49)	20
- experience adjustment	1	9
(Negative) past service cost	13	(7)
Settlements	(331)	1
Benefits paid from plan	(103)	(63)
Benefits paid directly by employer	(36)	(36)
Translation differences and other	(60)	32
Balance as of December 31	1,180	1,659
Philips Group
Plan assets in millions of EUR

	2025	Asset ceiling 2025	2024	Asset ceiling 2024
Balance as of January 1	1,150	(1)	1,089	-
Interest income on plan assets	35	-	45	-
Admin expenses paid	(1)	-	(1)	-
Return on plan assets excluding interest income	(34)	-	13	-
Employee contributions	4	-	4	-
Employer contributions	(5)	-	30	-
Settlements	(340)	-	-	-
Benefits paid from plan	(103)	-	(63)	-
Translation differences and other	(44)	-	33	(1)
Balance as of December 31	662	(1)	1,150	(1)

Analysis for actuarial assumptions	The weighted averages of the assumptions used to calculate the DBO were:
Philips Group
Assumptions used for defined benefit obligations in %
as of December 31,

	Germany		United States		Other countries		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Discount rate	3.9%	3.3%	5.0%	5.1%	4.4%	4.2%	4.1%	4.0%
Inflation rate	2.0%	2.0%	2.3%	2.3%	2.1%	2.2%	2.0%	2.1%
Salary increase	2.8%	2.8%	0.0%	0.0%	4.5%	4.4%	3.1%	3.1%
Philips Group
Sensitivity of key assumptions in millions of EUR

	2025	2024
Increase
Discount rate (1% movement)	(80)	(123)
Pension increase (1% movement)	54	60
Salary increase (1% movement)	12	14
Longevity ¹	26	34
Decrease
Discount rate (1% movement)	98	150
Pension increase (1% movement)	(47)	(52)
Salary increase (1% movement)	(11)	(12)
Longevity ¹	(21)	(24)
[1]The mortality table (i.e., longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease / increase in the assumed rates of mortality for the company’s major plans. A 10% decrease / increase in assumed mortality rates equals a change of life expectancy by 0.5 - 1 year.